Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Schedule of Variable Interest Entities
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2012	2011
In millions
Current assets	$10.3	$3.6
Noncurrent assets	56.2	62.7
Total assets	$66.5	$66.3
Current liabilities	$(8.5)	$(10.9)
Noncurrent liabilities	(69.6)	(57.4)
Total liabilities	$(78.1)	$(68.3)